Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (4,140,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in unrealized fair value of warrants (see Note 4)	(3,571,824)	$ (1,441,461)
Change in unrealized fair value on investments	4,859,940	28,483,048
Purchase of investments	(13,578,995)
Sale of investments	5,115,526
Deferred offering costs	72,170
Changes in operating assets and liabilities:
Decrease in management fee payable	(26,253)
Decrease in fund administration fee payable	(66,861)
Decrease in professional fees payable	(70,501)
Decrease in organization cost payable to organizer	(70,202)
Decrease in other fees payable	(27,653)
Increase in interest receivable	(8,132)
Increase in prepaid insurance	(61,941)
Decrease in due to organizer	(159,057)
Net cash used in operating activities	(11,734,290)
Cash used in investing activities
Cash Flows from Financing Activities
Paid to shareholders	(75,000)
Offering costs paid to organizer	(216,510)
Net cash used in financing activities	(291,510)
Net Decrease in cash	(12,025,800)
Cash, beginning of period	12,025,800
Cash, end of period		$ 12,025,800